Offerings - Offering: 1	Sep. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of warrants
Amount Registered | shares	403,718,400
Proposed Maximum Offering Price per Unit	0.0069
Maximum Aggregate Offering Price	$ 2,785,656.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 384.70
Offering Note	In the form of American Depositary Shares (as evidenced by American Depositary Receipts, each representing 300 ordinary shares) have been registered on a separate registration statement on Form F-6 (File No. 333-282042).

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes an indeterminate number of additional shares that may be offered and sold to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions.

The maximum aggregate offering price has been estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act of 1933. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high and low sale prices of the registrant’s ADSs on the Nasdaq Capital Market on September 9, 2026, or $2.08, divided by 300 (to give effect to the 300:1 ratio of ordinary shares to ADSs).